Cover	Jan. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53461
Entity Registrant Name	HIGH WIRE NETWORKS, INC.
Entity Central Index Key	0001413891
Entity Tax Identification Number	26-0592672
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	980 N. Federal Highway. Suite 304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(407)
Local Phone Number	512-9102
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false